Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 6,146		$ 22,765			$ 2,957
Restricted cash	100		50			50
Accounts and other receivables (net of allowance for doubtful accounts of $947 and $1,172 respectively)	2,230		2,815			2,620
Inventory	4,171		3,003			2,244
Prepaid expenses and other current assets	926		1,622			1,073
Total current assets	13,573		30,255			8,944
Property and equipment, net	896		1,454			584
Operating lease right-of-use assets	255		266			465
Other intangible assets, net	12,513		20,827			27,022
Other assets	1,219		1,456			46
Total assets	28,456		54,258			37,061
Current liabilities:
Accounts payable	1,992		3,468			3,655
Accrued and other liabilities	4,848		3,169			3,630
Warranty liability, current	418		415			397
Operating lease liabilities, current	255		279			314
Total current liabilities	7,513		7,331			11,605
Warranty liability, noncurrent			300			1,022
Deferred income taxes, net			555			615
Total liabilities	7,513		8,186			22,573
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	627,373		622,924			529,435
Accumulated deficit	(606,362)		(576,760)			(514,827)
Accumulated other comprehensive loss	(68)		(92)			(121)
Total stockholders' equity	20,943	$ 32,362	46,072	$ 79,220	$ 40,414	14,488	$ 24,107
Total liabilities and stockholders' equity	28,456		54,258			37,061
Series C convertible preferred stock
Stockholders' equity:
Preferred stock, Value						$ 1